Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - Needham Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Plan Name	NEEDHAM BANK 401(k) PLAN
Entity tax identification number	84-3556185
Plan number	003
Notes receivable from participants	$ 914,865
Total Investments and Loans	$ 68,774,693
Investment assets acquired	0
Investment assets disposed	0
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	2.80%
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	10.50%
Investment, Identifier [Axis]: AB, Bond Inflation Strategy Portfolio, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	nbbk:AbMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 167,890
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Capital Research and Management Co, New World Fund Inc. , Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	nbbk:CapitalResearchAndManagementCoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 362,034
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dimensional Fund Advisors, US Small Cap Portfolio, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	nbbk:DimensionalFundAdvisorsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 1,337,275
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, Fidelity 500 Index Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	nbbk:FidelityInvestmentsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 6,848,493
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Massachusetts Financial Service Co Institutional Trust, MFS International Equity Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	nbbk:MassachusettsFinancialServiceCoInstitutionalTrustMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 1,285,907
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: NB Bancorp, Inc. Common Stock
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:NbBancorpIncMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common stock
Current Value	$ 11,892,043
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PGIM, High Yield Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	nbbk:PgimMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 78,202
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PIMCO, Income Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	nbbk:PimcoMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 1,205,840
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Funds Inc, Principal Government Money Market Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalFundsIncMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 821,432
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Blue Chip SA-Z, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled separate accounts
Current Value	$ 4,208,159
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Equity Income SA-Z, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled separate accounts
Current Value	$ 1,848,185
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Fixed Income SA-Z, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled separate accounts
Current Value	$ 252,537
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2015 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 91,107
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2020 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 1,771,796
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2025 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 4,618,879
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2030 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 3,116,538
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2035 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 3,076,313
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2040 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 5,933,740
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2045 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 2,906,482
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2050 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 5,628,352
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2055 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 2,814,529
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2060 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 2,280,662
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2065 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 701,505
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime 2070 CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 343,182
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Lifetime Strategic Income CIT Tier I, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective investment trusts
Current Value	$ 592,739
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, MidCap Growth SA-Z, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled separate accounts
Current Value	$ 671,324
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, MidCap S And P 400 Index SA-Z, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled separate accounts
Current Value	$ 190,392
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, MidCap Value I SA-Z, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled separate accounts
Current Value	$ 102,651
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Global Investors Trust Company, SmallCap Value II SA-Z, Pooled Separate Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalGlobalInvestorsTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled separate accounts
Current Value	$ 27,442
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Life Insurance Company, Principal Fixed Guaranteed Option, Collective Investment Trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment issuer name	nbbk:PrincipalLifeInsuranceCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Traditional investment contract
Current Value	$ 1,997,652
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	nbbk:SelfDirectedBrokerageAccountsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
Current Value	$ 567,911
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Group, Vanguard Explorer Fund, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	nbbk:VanguardGroupMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Current Value	$ 118,635
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember